Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000153533 | Cognizant Technology Solutions Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153533 | Kraft Heinz Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153533 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153533 | Devon Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153533 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153533 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153533 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153533 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153533 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153533 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153533 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000153533 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000153533 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000153533 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000153533 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000153533 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000153533 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000153533 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153533 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153533 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153533 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000153533 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153533 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153534 | Cognizant Technology Solutions Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153534 | Kraft Heinz Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153534 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153534 | Devon Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153534 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153534 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153534 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153534 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153534 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153534 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153534 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000153534 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000153534 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000153534 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000153534 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000153534 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000153534 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000153534 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153534 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153534 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153534 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000153534 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153534 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153537 | Cognizant Technology Solutions Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153537 | Kraft Heinz Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153537 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153537 | Devon Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153537 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153537 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153537 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153537 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153537 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153537 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153537 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000153537 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000153537 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000153537 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000153537 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000153537 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000153537 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000153537 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153537 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153537 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153537 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000153537 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153537 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153535 | Cognizant Technology Solutions Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153535 | Kraft Heinz Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153535 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000153535 | Devon Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153535 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153535 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153535 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153535 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153535 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000153535 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153535 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000153535 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000153535 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000153535 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000153535 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000153535 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000153535 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000153535 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153535 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153535 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153535 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000153535 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153535 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%